Income taxes (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 13,882	R$ 6,443	R$ 6,359
Non-current liabilities	1,307	1,677	R$ 1,153
Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,433	12,321
Impact on the P&L	7,026	2,052
Ending balance	21,576	12,433
Other comprehensive income	2,117	(1,940)
Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,667	7,115
Impact on the P&L	535	559
Ending balance	9,001	7,667
Other comprehensive income	799	(7)
Net [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,766	5,206
Impact on the P&L	6,491	1,493
Ending balance	12,575	4,766
Other comprehensive income	1,318	(1,933)
Tax Losses [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,885	2,398
Impact on the P&L	3,534	1,487
Ending balance	7,419	3,885
Exchange Variations [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,069	3,343
Impact on the P&L	2,429	674
Ending balance	6,618	2,069
Other comprehensive income	2,120	(1,948)
Temporary Adjustment [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,922	4,566
Impact on the P&L	971	(652)
Ending balance	4,890	3,922
Other comprehensive income	(3)	8
Temporary Adjustment [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	751	420
Impact on the P&L	287	315
Ending balance	1,038	751
Other comprehensive income		16
Lease [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,626	1,197
Impact on the P&L	94	429
Ending balance	1,720	1,626
Tax Credits [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	781	698
Impact on the P&L	23	83
Ending balance	804	781
Other [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	150	119
Impact on the P&L	(25)	31
Ending balance	125	150
Other [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	48	6
Impact on the P&L	(467)	29
Ending balance	16	48
Other comprehensive income	435	13
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	721	722
Impact on the P&L	(5)	(1)
Ending balance	716	721
Tax Depreciation [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,056	4,052
Impact on the P&L	625	4
Ending balance	4,681	4,056
PIS COFINS Credit Exclusion Of ICMS From The Calculation Basis [Member] | | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	189	189
Impact on the P&L	1
Ending balance	190	189
Right Of Use Of Assets [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,593	1,116
Impact on the P&L	(47)	477
Ending balance	1,546	1,593
Present Value Adjustment And Amortized Cost [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	194	424
Impact on the P&L	94	(228)
Ending balance	652	194
Other comprehensive income	364	(2)
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	115	186
Impact on the P&L	47	(37)
Ending balance	R$ 162	115
Other comprehensive income		R$ (34)